Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2021
Registrant Name	INDEXIQ ACTIVE ETF TRUST
Entity Central Index Key	0001426439
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 30, 2021
Document Effective Date	Aug. 31, 2021
Prospectus Date	Aug. 31, 2021
IQ MacKay Municipal Insured ETF | IQ MacKay Municipal Insured ETF
Prospectus:
Trading Symbol	MMIN
IQ MacKay Municipal Short Duration ETF | IQ MacKay Municipal Short Duration ETF
Prospectus:
Trading Symbol	MMSD
IQ MacKay Municipal Intermediate ETF | IQ MacKay Municipal Intermediate ETF
Prospectus:
Trading Symbol	MMIT
IQ Ultra Short Duration ETF | IQ Ultra Short Duration ETF
Prospectus:
Trading Symbol	ULTR